Leases (Details) - Schedule of lease assets and liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease assets and liabilities [Abstract]
Operating lease right-of-use assets	$ 15,937	$ 16,093	$ 612
Operating lease liabilities, current	1,287	2,240	209
Operating lease liabilities, non-current	$ 15,091	$ 14,183	$ 403